Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 691	$ (65)
Effective Portion Reclassified from AOCI	(68)	0
Ineffective Portion	682	(1,050)
Interest Expense [Member]
Derivative [Line Items]
Effective Portion Recognized in AOCI	691	(65)
Effective Portion Reclassified from AOCI	(68)	0
Ineffective Portion	$ 682	$ (1,050)